UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2017

Rational Dividend Capture VA Fund

(formerly, Catalyst Dividend Capture VA Fund)

Rational Insider Buying VA Fund

(formerly, Catalyst Insider Buying VA Fund)

Rational Dividend Capture VA Fund (formerly, Catalyst Dividend Capture VA Fund)
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Dividend Capture VA Fund	-0.56%	-2.53%	7.43%	4.51%	6.53%
S&P 500 Total Return Index (a)	9.34%	17.90%	14.63%	7.18%	7.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 1.80% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is October 15, 2001.

(a)	The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
REITS	18.3%
Retail	13.3%
Telecommunications	9.3%
Oil & Gas	9.1%
Food	6.2%
Miscellaneous Manufacturing	5.5%
Banks	4.7%
Pharmaceuticals	3.4%
Iron/Steel	2.8%
Semiconductors	2.6%
Other/Cash & Equivalents	24.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Insider Buying VA Fund (formerly, Catalyst Insider Buying VA Fund)
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Insider Buying VA Fund	8.81%	19.14%	10.63%	5.75%	8.48%
S&P 500 Total Return Index(a)	9.34%	17.90%	14.63%	7.18%	8.37%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 1.71% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 2, 2004.

(a)	The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Banks	12.2%
Retail	11.4%
Healthcare-Products	9.1%
Insurance	6.3%
Agriculture	4.6%
Chemicals	4.5%
Internet	4.5%
Commercial Services	4.5%
Healthcare-Services	4.5%
Food	4.1%
Other/Cash & Equivalents	34.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 82.5%
	APPAREL - 1.5%
12,100	Hanesbrands, Inc.	$280,236

	BANKS - 4.7%
16,100	Bank of America Corp.	390,586
3,200	JPMorgan Chase & Co.	292,480
3,600	Wells Fargo & Co.	199,476
		882,542
	COMMERCIAL SERVICES - 1.4%
14,000	Western Union Co.	266,700

	COMPUTERS - 1.0%
4,800	NetApp, Inc.	192,240

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
18,700	Arlington Asset Investment Corp.	255,629
37,900	Five Oaks Investment Corp.	184,952
		440,581
	FOOD - 6.2%
9,800	General Mills, Inc.	542,920
5,200	JM Smucker Co.	615,316
		1,158,236
	IRON/STEEL - 2.8%
9,000	Nucor Corp.	520,830

	MEDIA - 1.0%
1,700	Walt Disney Co.	180,625

	MISCELLANEOUS MANUFACTURING - 5.5%
28,100	General Electric Co.	758,981
3,000	Ingersoll-Rand PLC	274,170
		1,033,151
	OIL & GAS - 9.1%
24,800	BP PLC	859,320
4,300	Chevron Corp.	448,619
4,800	Exxon Mobil Corp.	387,504
		1,695,443
	PHARMACEUTICALS - 3.4%
5,300	AstraZeneca PLC	180,677
3,700	GlaxoSmithKline PLC	159,544
4,400	Merck & Co, Inc.	281,996
		622,217
	REITS - 18.3%
60,400	CBL & Associates Properties, Inc.	509,172
38,200	CYS Investments, Inc.	321,262
78,300	Global Medical REIT,Inc.	700,002
9,175	Independence Realty Trust, Inc.	90,557
55,500	New Senior Investment Group, Inc.	557,775
5,000	Senior Housing Properties Trust	102,200
12,600	Uniti Group, Inc. *	316,764
66,800	Whitestone REIT	818,300
		3,416,032

The accompanying notes are an integral part of these financial statements.

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 82.5% (Continued)
	RETAIL - 13.3%
5,600	CVS Health Corp.	$450,576
5,200	Dollar General Corp.	374,868
700	Home Depot, Inc.	107,380
9,700	Kohl’s Corp.	375,099
18,600	Macy’s, Inc.	432,264
6,900	Target Corp.	360,801
4,900	Wal-Mart Stores, Inc.	370,832
		2,471,820
	SEMICONDUCTORS - 2.6%
14,200	Intel Corp.	479,108

	TELECOMMUNICATIONS - 9.3%
10,350	AT&T, Inc.	390,505
26,400	CenturyLink, Inc.	630,432
182,800	Windstream Holdings, Inc.	709,264
		1,730,201

	TOTAL COMMON STOCK (Cost $15,718,554)	15,369,962

	SHORT-TERM INVESTMENTS - 12.8%
2,395,989	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	2,395,989
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,395,989)	2,395,989

	TOTAL INVESTMENTS (Cost $18,114,543) - 95.3% (a)	$17,765,951
	OTHER ASSETS LESS LIABILITIES - 4.7%	871,527
	NET ASSETS - 100.0%	$18,637,478

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,163,506 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$390,913
Unrealized depreciation:	(788,468)
Net unrealized depreciation:	$(397,555)

		Underlying Face		Unrealized
Short Contract		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACT - 0.3%
84	E-Mini S&P 500 Futures	10,167,780	September 2017	60,060
	Total Unrealized Gain from Open Futures Contract			60,060

The accompanying notes are an integral part of these financial statements.

RATIONAL INSIDER BUYING VA FUND (Formerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 97.3%
	AGRICULTURE - 4.6%
11,500	Altria Group, Inc.	$856,405
6,500	Philip Morris International, Inc.	763,425
		1,619,830
	AIRLINES - 2.5%
14,000	Southwest Airlines Co.	869,960

	BANKS - 12.2%
36,700	Bank of America Corp.	890,342
23,300	Citizens Financial Group, Inc.	831,344
9,700	JPMorgan Chase & Co.	886,580
7,100	PNC Financial Services Group, Inc.	886,577
14,950	SunTrust Banks, Inc.	847,964
		4,342,807
	BEVERAGES - 2.5%
891,158	Constellation Brands, Inc.	891,158

	CHEMICALS - 4.5%
6,500	Monsanto Co.	769,340
2,400	Sherwin-Williams Co.	842,304
		1,611,644
	COMMERCIAL SERVICES - 4.5%
5,500	Equifax, Inc.	755,810
5,700	S&P Global, Inc.	832,143
		1,587,953
	FOOD - 4.1%
16,800	Mondelez International, Inc.	725,592
14,500	Sysco Corp.	729,785
		1,455,377
	HAND/MACHINE TOOLS - 2.3%
5,700	Stanley Black & Decker, Inc.	802,161

	HEALTHCARE-PRODUCTS - 9.1%
4,000	Cooper Cos., Inc.	957,680
6,500	Edwards Lifesciences Corp. *	768,560
4,600	IDEXX Laboratories, Inc. *	742,532
5,400	Stryker Corp.	749,412
		3,218,184
	HEALTHCARE-SERVICES - 4.5%
9,600	Centene Corp. *	766,848
9,400	HCA Holdings, Inc. *	819,680
		1,586,528
	HOME FURNISHINGS - 2.4%
4,400	Whirlpool Corp.	843,128

	HOUSEWARES - 2.4%
16,000	Newell Brands, Inc.	857,920

	INSURANCE - 6.3%
9,800	Aflac, Inc.	761,264
16,500	CNA Financial Corp.	804,375
9,000	Torchmark Corp.	688,500
		2,254,139
	INTERNET - 4.5%
22,000	eBay, Inc. *	768,240
5,500	Netflix, Inc. *	821,755
		1,589,995
	LODGING - 2.4%
27,000	MGM Resorts International	844,830

	OIL & GAS - 2.2%
15,000	Marathon Petroleum Corp.	784,950

The accompanying notes are an integral part of these financial statements.

RATIONAL INSIDER BUYING VA FUND (Formerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 97.3% (Continued)
	PIPELINES - 2.0%
25,800	Enterprise Products Partners LP	$698,664

	REITS - 4.1%
66,000	Annaly Capital Management, Inc.	795,300
3,100	Public Storage	646,443
		1,441,743
	RETAIL - 11.4%
10,900	Darden Restaurants, Inc.	985,796
5,425	Home Depot, Inc.	832,195
6,100	McDonald’s Corp.	934,276
2,550	O’Reilly Automotive, Inc. *	557,787
2,600	Ulta Beauty, Inc. *	747,084
		4,057,138
	SEMICONDUCTORS - 4.1%
9,500	Analog Devices, Inc.	739,100
51000	ON Semiconductor Corp. *	716,040
		1,455,140
	SOFTWARE - 2.3%
7,100	Fiserv, Inc. *	868,614

	TEXTILES - 2.4%
3,500	Mohawk Industries, Inc. *	845,915

	TOTAL COMMON STOCK (Cost - $30,895,490)	34,527,778

	SHORT-TERM INVESTMENTS - 2.9%
1,015,283	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	1,015,283
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,015,283)	1,015,283

	TOTAL INVESTMENTS - 100.2% (Cost - $31,910,773) (a)	$35,543,061
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(67,055)
	NET ASSETS - 100.0%	$35,476,006

LP - Limited Partnership.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2017; it is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,888,051 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,953,029
Unrealized depreciation:	(298,019)
Net unrealized appreciation:	$3,655,010

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2017

	Rational	Rational
	Dividend Capture VA	Insider Buying VA
	Fund (a)	Fund (a)

ASSETS:
Investments in securities, at cost	$18,114,543	$31,910,773
Investments, at value	$17,765,951	$35,543,061
Receivable for securities sold	963,334	—
Receivable for Fund shares sold	2,892	30
Dividends and interest receivable	118,929	51,531
Futures Appreciation	60,060	—
Deposits with Broker	478,756	—
Prepaid expenses and other assets	263	1,119
Total Assets	19,390,185	35,595,741

LIABILITIES:
Management fees payable	1,715	8,177
Payable for securities purchased	661,560	—
Payable for Fund shares redeemed	7,052	24,877
Fees payable to related party	637	5,037
Accrued 12b-1 fees	63,301	81,083
Accrued expenses and other liabilities	18,442	561
Total Liabilities	752,707	119,735
Net Assets	$18,637,478	$35,476,006

NET ASSETS CONSIST OF:
Paid in capital	$17,994,840	$25,548,851
Undistributed net investment income	941,543	401,632
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,373)	5,893,484
Net unrealized appreciation (depreciation) on investments and foreign currency translation	(288,532)	3,632,039
Net Assets	$18,637,478	$35,476,006

Net Assets	$18,637,478	$35,476,006
Shares of beneficial interest outstanding (b)	1,511,683	2,415,052
Net asset value, redemption price and offering price per share	$12.33	$14.69

(a)	Formerly the Catalyst Dividend VA Fund and Catalyst Insider Buying VA Fund.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2017

	Rational	Rational
	Dividend Capture VA	Insider Buying VA
	Fund (a)	Fund (a)
Investment Income:
Dividend income	$496,485	$390,542
Interest income	7,677	2,059
Foreign tax withheld	(1,803)	—
Total Investment Income	502,359	392,601

Operating Expenses:
Investment management fees	73,463	131,919
12b-1 Fees	24,488	43,973
Shareholder servicing fees	24,488	43,973
Administration fees	15,115	25,563
MFund services fees	9,175	14,509
Audit fees	4,970	5,213
Legal fees	4,959	4,959
Printing expense	4,959	7,384
Trustees’ fees	3,463	3,463
Insurance expense	4,264	6,100
Compliance officer fees	4,235	3,721
Custody fees	2,480	2,481
Miscellaneous expense	1,003	970
Total Operating Expenses	177,062	294,228
Less: Expenses waived by Advisor	(54,695)	(74,393)
Net Operating Expenses	122,367	219,835

Net Investment Income	379,992	172,766

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and foreign currency translations	619,104	1,597,120
Futures	(322,542)
Net Realized Gain on Investments	296,562	1,597,120

Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	(832,091)	1,223,793
Futures	60,060	—
Net Change Unrealized Appreciation (Depreciation)	(772,031)	1,223,793

Net Realized and Unrealized Gain (Loss) on Investments	(475,469)	2,820,913

Net Increase (Decrease) in Net Assets
Resulting From Operations	$(95,477)	$2,993,679

(a)	Formerly the Catalyst Dividend Capture VA Fund and Catalyst Insider Buying VA Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture VA Fund (a)		Rational Insider Buying VA Fund (a)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income	$379,992	$636,818	$172,766	$228,816
Net realized gain (loss) on investments, futures and foreign currency translation	296,562	(287,836)	1,597,120	4,297,271
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	(772,031)	1,137,451	1,223,793	(875,814)
Net increase (decrease) in net assets resulting from operations	(95,477)	1,486,433	2,993,679	3,650,273
Distributions to Shareholders from:
Net investment income	—	(1,005,479)	—	(219,930)
Net realized gains	—	—	—	(10,192,203)
Total distributions to shareholders	—	(1,005,479)	—	(10,412,133)
Share Transactions of Beneficial Interest:
Net proceeds from shares sold	299,805	928,461	211,696	1,368,134
Reinvestment of distributions	—	1,005,479	—	10,412,133
Cost of shares redeemed	(2,302,703)	(5,240,223)	(4,050,759)	(6,914,662)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,002,898)	(3,306,283)	(3,839,063)	4,865,605
Total (Decrease) in Net Assets	(2,098,375)	(2,825,329)	(845,384)	(1,896,255)
Net Assets:
Beginning of period	20,735,853	23,561,182	36,321,390	38,217,645
End of period*	$18,637,478	$20,735,853	$35,476,006	$36,321,390
* Includes undistributed net investment
income at end of period:	$941,543	$561,551	$401,632	$228,866
Share Activity:
Shares Sold	24,177	74,752	14,901	91,427
Shares Reinvested	—	82,756	—	838,336
Shares Redeemed	(184,917)	(422,095)	(290,154)	(443,954)
Net increase (decrease) in shares of
Beneficial interest	(160,740)	(264,587)	(275,253)	485,809

(a)	Formerly the Catalyst Dividend Capture VA Fund and Catalyst Insider Buying VA Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

Rational Dividend Capture VA Fund (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30.	December 31,	December 31,	December 31,	December 31,	December 31,
2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$12.40	$12.16	$13.13	$12.55	$10.78	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(B)	0.36	(B)	0.44	(B)	0.39	(B)	0.43	0.45
Net realized and unrealized gain (loss) on investments	(0.31)	0.48	(0.86)	0.87	1.72	0.70
Total from investment operations	(0.07)	0.84	(0.42)	1.26	2.15	1.15
LESS DISTRIBUTIONS:
From net investment income	—	(0.60)	(0.55)	(0.68)	(0.38)	(0.43)
Total distributions	—	(0.60)	(0.55)	(0.68)	(0.38)	(0.43)
Net asset value, end of period	$12.33	$12.40	$12.16	$13.13	$12.55	$10.78
Total return (C)	(0.56	)% (D)	6.97%	(3.06)%	10.16%	19.96%	11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$18,637	$20,736	$23,561	$35,215	$41,109	$32,776
Expenses, before waiver and reimbursement	1.81	% (E)	1.80%	1.12%	1.05%	0.98%	0.95%
Expenses, net waiver and reimbursement	1.25	% (F)	1.25%	0.99%	0.98%	0.98%	0.95%
Ratios of net investment income	3.88	% (E)	2.87%	3.40%	3.00%	3.63%	3.85%
Portfolio turnover rate	117	% (D)	166%	94%	103%	118%	110%

(A)	Formerly Catalyst Dividend Capture VA Fund.

(B)	Calculated using average shares for the period.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

Rational Insider Buying VA Fund (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2017	December 31,	December 31,	December 31,	December 31,	December 31,
2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$13.50	$17.34	$22.13	$23.95	$18.21	$14.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(B)	0.10	(B)	0.12	0.07	0.08	0.09
Net realized and unrealized gain (loss) on investments	1.12	1.35	(1.66)	(0.52)	5.73	3.27
Total from investment operations	1.19	1.45	(1.54)	(0.45)	5.81	3.36
LESS DISTRIBUTIONS:
From net investment income	—	(0.11)	(0.12)	(0.12)	(0.07)	—
From net realized gains on investments	—	(5.18)	(3.13)	(1.25)	—	—
Total distributions	—	(5.29)	(3.25)	(1.37)	(0.07)	—
Net asset value, end of period	$14.69	$13.50	$17.34	$22.13	$23.95	$18.21
Total return (C)	8.81	% (D)	11.00%	(7.17)%	(2.06)%	31.92%	22.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,476	$36,321	$38,218	$61,972	$62,227	$45,402
Expenses, before waiver and reimbursement	1.67	% (E)	1.70%	1.10%	1.03%	0.94%	0.96%
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.02%	0.99%	0.94%	0.96%
Ratios of net investment income (loss)	0.98	% (E)	0.64%	0.46%	0.24%	0.42%	0.55%
Portfolio turnover rate	56	% (D)	166%	68%	21%	26%	10%

(A)	Formerly Catalyst Insider Income VA Fund.

(B)	Calculated using average shares for the period.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2017	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2017, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy. The Trust was renamed effective February 22, 2016; it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Dividend Capture VA Fund (“Dividend Capture VA Fund”)	PVG Asset Management Corp.	Seek total return on investment, with dividend income as an important component of that return

Rational Insider Buying VA Fund (“Insider Buying VA Fund”)		Seek long-term capital appreciation

You may purchase Shares of the Fund only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public. You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Fund as an investment option for your contract or policy. You may redeem Shares of the Fund only through participating insurance companies, Hartford Life Insurance Company, Lincoln Life Insurance Company, Nationwide Insurance Company, Delaware Life Insurance Company, Forethought Life Insurance Company, and Transamerica Life Insurance Company. We redeem Shares of the Fund on any business day when the NYSE is open. The price at which the Fund will redeem a Share will be its NAV next determined after the order is considered received. The Fund has authorized the participating insurance companies to accept redemption requests on its behalf.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Board determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the

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implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Board has authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for each Fund’s assets measured at fair value:

Dividend Capture VA Fund*

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,369,962	$—	$—	$15,369,962
Short-Term Investments	2,395,989	—	—	2,395,989
Total Assets	$17,765,951	$—	$—	$17,765,951
Liabilities*
Short Futures Contracts	$60,060			$60,060
Total Liabilities	$60,060	$—	$—	$60,060

Insider Buying VA Fund*

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$34,527,778	$—	$—	$34,527,778
Short-Term Investments	1,015,283	—	—	1,015,283
Total Assets	$35,543,061	$—	$—	$35,543,061

*	Refer to the Portfolios of Investments for industry classifications.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 1 and Level 2 during the six months ended June 30, 2017. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts written option contracts and Futures to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily

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fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts — The Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2017, were as follows:

			Location of Derivatives on Statement	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dividend Capture VA Fund
	Futures	Equity	Futures Appreciation	60,060

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2017, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of Gain (loss) on derivatives	gain (loss) on derivatives
Dividend Capture VA Fund
	Futures	Equity	Net realized (loss) from futures	(322,542)
			Net change in unrealized appreciation on futures	60,060
			Total	(262,482)

The value of derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities as of June 30, 2017:

Gross Amounts of Assets
	Gross Amounts	Gross Amounts	Net Amounts
	Recognized in the	Offset in the	Presented in the
	(Consolidated)	(Consolidated)	(Consolidated)
	Statements of	Statements of	Statements of	Financial	Cash Collateral
	Assets and	Assets and	Assets and	Instruments	Pledged/
	Liabilities	Liabilities	Liabilities	Pledged	Received		Net Amount
Dividend Capture VA Fund
Description of Asset:
Futures Contracts	$60,060	$(60,060)	$—	$—	$60,060	(1)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

E.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily attributable to losses deferred due to wash sales, capital loss carryfowards, non-taxable distributions from underlying investments and the tax treatment of passive foreign investment companies.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Funds include its allocable share of the MLPs’ taxable income in computing its own taxable income.

F.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition

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June 30, 2017	SEMI-ANNUAL REPORT

to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Each Fund will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Fund’s 2014 to 2016 tax returns or is expected to be taken in each Fund’s 2017 tax returns. Each Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

H.	Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor had agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Advisory	Expense	Expense Cap
Fund	fee	Limitation	Expiration Date
Dividend Capture VA Fund	0.75%	1.25%	April 30, 2018
Insider Buying VA Fund	0.75%	1.25%	April 30, 2018

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2017, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Repayment Expires December 31,
Fund	2017	2018	2019
Dividend Capture VA Fund	$25,787	$37,235	$121,175
Insider Buying VA Fund	23,917	39,947	159,746

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017	SEMI-ANNUAL REPORT

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 plan”) which allows each Fund to pay fees up to 0.25% of the Fund’s average daily net assets to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these Shares. Pursuant to the Funds’ 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. 12b-1 fees incurred for the six months ended June 30, 2017 were $24,488 and $43,973 for the Dividend Capture VA Fund and Insider Buying VA Fund, respectively.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at June 30, 2017 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

A Trustee and Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

(4)	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2017, were as follows:

Fund	Purchases	Sales
Dividend Capture VA Fund	$19,744,314	$24,571,972
Insider Buying VA Fund	19,562,263	23,187,418

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017	SEMI-ANNUAL REPORT

(5)	FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Capture VA Fund	$1,005,479	$—	$—	$1,005,479
Insider Buying VA Fund	963,007	9,449,126	—	10,412,133

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Capture VA Fund	$1,122,139	$—	$—	$1,122,139
Insider Buying VA Fund	675,424	5,647,140	—	6,322,564

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Capture VA Fund	$577,311	$—	$—	$(299,292)	$—	$460,096	$738,115
Insider Buying VA Fund	763,523	3,724,831	—	—	—	2,445,122	6,933,476

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships and trust preferred securities.

At December 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring
	12/31/17	Short-Term	Long-Term	Total
Dividend Capture VA Fund	$7,597	$—	$291,695	$299,292
Insider Buying VA Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains (losses), and adjustments related to partnerships, C-Corporation return of capital distributions and trust preferred securities, resulted in reclassification for the following Funds for the year ended December 31, 2016 as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Dividend Capture VA Fund	$—	$12,482	$(12,482)
Insider Buying VA Fund	(1)	118	(117)

(7)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(8)	SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no other additional items requiring adjustment of the financial statements or additional disclosure.

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Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2017 to June 30, 2017.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 01/01/17	For the period	Value 6/30/17	the Period*
Dividend Capture VA Fund
Actual	$1,000.00	1.25%	$994.40	$6.18
Hypothetical	1,000.00	1.25%	1,018.60	6.26
Insider Buying VA Fund
Actual	$1,000.00	1.25%	$1,088.10	$6.47
Hypothetical	1,000.00	1.25%	1,018.70	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Consideration and Approval of Sub-Advisory Agreement between Rational Advisors, Inc. and PVG Asset Management Corp. with respect to the Rational Dividend Capture Fund (the “Dividend Capture Fund”) and the Rational Dividend Capture Fund VA Fund (the “Dividend Capture VA”), and together the “Dividend Capture Funds”).

In connection with a Special Meeting held on January 20, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Rational Advisors, Inc. (“Rational”) and PVG Asset Management Corp. (“PVG”), (the “Sub-Advisory Agreement”), with respect to the Dividend Capture Funds.

The Trustees reviewed PVG’s responses to a series of questions regarding, among other things, PVG’s expected services to the Dividend Capture Funds, comparative fee and expense information, and PVG’s profitability from managing the Dividend Capture Funds (“PVG 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees reviewed PVG’s 15(c) Response, which provided an overview of the services to be provided by PVG, as well as information on the firm’s personnel and the compliance and litigation record. They discussed the impressive experience and accomplishments of PVG’s investment personnel. The Trustees next considered that PVG will be responsible for day to day investment activities of the Dividend Capture Funds, as well as for monitoring the Funds’ compliance and trading within the Funds’ investment strategy. The Board noted that PVG retained a third-party compliance consultant to enhance its compliance program. After further discussion, the Trustees concluded that it is reasonable to expect that the sub-advisor will provide a level of service consistent with the Advisor’s and the Board’s expectations.

Performance. The Trustees then considered PVG’s investment performance as it relates to the performance of the Loss Averse Equity Income Strategy for the 1 year, 5 year and since inception periods ended September 30, 2016 as compared to the S&P 500 Index and the Barclay Aggregate Bond Index. The Board found that the performance lagged the S&P 500 Index for each of the periods reported while outperforming the Barclays Aggregate Bond Index for each period except the 10 year period. After further discussion, the Trustees concluded that there is a reasonable basis to believe that PVG has the capacity to provide positive returns to the Dividend Capture Funds’ shareholders.

Fees and Expenses. The Trustees considered the proposed sub-advisory fee to be charged for PVG’s services to the Dividend Capture Funds of 50% of the net advisory fee paid to the Advisor by each Fund on assets received by the Fund on or after the effective date of the Sub Advisory Agreement. The Board noted that the total management fee for the Fund is 0.75% of daily net assets. The Trustees acknowledged that the proposed sub-advisory fee to be charged for the Dividend Capture Funds is slightly lower than the lowest management fee currently received by PVG from SMA’s accounts of 0.38%. The Trustees were pleased that the Advisor had negotiated a competitive sub-advisory fee for the Dividend Capture Funds.

The Trustees discussed the allocation of fees between the advisor and the sub-advisor retaining to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was not unreasonable.

Profitability. The Trustees considered the sub-advisor’s projected profitability in connection with its relationship with the Dividend Capture Funds. They noted that PVG projects a loss from its services to the Dividend Capture Funds. The Trustees concluded, after further discussion of the sub-advisor’s profitability analysis that profitability from the sub-advisor’s relationship with the Dividend Capture Funds is not an issue at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this is primarily an advisor level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Dividend Capture Funds and their shareholders.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates..
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.)

The Huntington National Bank, is the Custodian of The Funds. Gemini Fund Services, LLC serves as the Administrator, Transfer Agent and Fund Accountant. Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/17

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/8/17